Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments

22.Derivative financial instruments

As of December 31, 2021, the Group had outstanding foreign currency forwards to sell US$ and buy RMB with maturities within one year. The fair values of these foreign currency forwards were based on the present value of the estimated future cash flows by reference to forward exchange rates and other factors at the balance sheet date.

All of these were settled during 2022.